UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:    BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,782,757,539
Total Investments (Cost — $1,265,647,187) — 100.1%	1,782,757,539
Liabilities in Excess of Other Assets — (0.1)%	(1,400,655)

Net Assets — 100.0%	$1,781,356,884

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,782,757,539 and 75.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	1

Schedule of Investments December 31, 2013 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
The Boeing Co.	3,630	$495,459
Rockwell Collins, Inc.	2,200	162,624

		658,083
Airlines — 2.3%
United Continental Holdings, Inc. (a)	27,840	1,053,187
Auto Components — 3.1%
BorgWarner, Inc.	9,640	538,972
TRW Automotive Holdings Corp. (a)	11,880	883,753

		1,422,725
Biotechnology — 2.9%
Amgen, Inc.	4,360	497,738
Biogen Idec, Inc. (a)	1,170	327,308
Celgene Corp. (a)	2,200	371,712
Gilead Sciences, Inc. (a)	2,150	161,572

		1,358,330
Capital Markets — 1.5%
The Goldman Sachs Group, Inc. (b)	3,970	703,722
Chemicals — 2.3%
Cabot Corp.	7,664	393,930
The Dow Chemical Co.	7,000	310,800
PPG Industries, Inc.	1,810	343,285

		1,048,015
Commercial Banks — 4.6%
SunTrust Banks, Inc.	24,560	904,054
U.S. Bancorp (b)	30,870	1,247,148

		2,151,202
Commercial Services & Supplies — 0.9%
Tyco International Ltd.	9,820	403,013
Communications Equipment — 3.1%
Brocade Communications Systems, Inc. (a)	57,220	507,541
Cisco Systems, Inc.	42,600	956,370

		1,463,911
Computers & Peripherals — 6.3%
Apple Inc. (b)	1,879	1,054,326
EMC Corp.	37,500	943,125
NetApp, Inc.	9,721	399,922
Western Digital Corp.	6,200	520,180

		2,917,553
Construction & Engineering — 0.6%
KBR, Inc.	9,510	303,274
Consumer Finance — 2.7%
Discover Financial Services (b)	22,310	1,248,244
Containers & Packaging — 1.6%
Packaging Corp. of America	11,656	737,592

Common Stocks	Shares	Value
Diversified Financial Services — 9.9%
Bank of America Corp.	88,577	$1,379,144
Citigroup, Inc. (b)	25,750	1,341,832
JPMorgan Chase & Co. (b)	32,023	1,872,705

		4,593,681
Electronic Equipment, Instruments & Components — 2.4%
Avnet, Inc.	11,040	486,974
TE Connectivity Ltd.	11,340	624,947

		1,111,921
Energy Equipment & Services — 4.3%
Halliburton Co.	11,470	582,102
Oceaneering International, Inc.	4,970	392,034
Schlumberger Ltd.	11,310	1,019,144

		1,993,280
Food & Staples Retailing — 3.3%
CVS Caremark Corp. (b)	19,870	1,422,096
Wal-Mart Stores, Inc.	1,385	108,986

		1,531,082
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories (b)	12,270	470,309
Medtronic, Inc.	12,900	740,331

		1,210,640
Health Care Providers & Services — 6.8%
Aetna, Inc.	10,300	706,477
Envision Healthcare Holdings, Inc. (a)	1,100	39,072
McKesson Corp. (b)	7,460	1,204,044
UnitedHealth Group, Inc.	7,370	554,961
Universal Health Services, Inc., Class B	8,178	664,544

		3,169,098
Industrial Conglomerates — 3.3%
3M Co.	10,930	1,532,934
Insurance — 6.9%
Allied World Assurance Co. Holdings AG	5,540	624,967
American Financial Group, Inc. (b)	10,290	593,939
American International Group, Inc.	19,630	1,002,112
Genworth Financial, Inc., Class A (a)	17,300	268,669
The Travelers Cos., Inc.	8,065	730,205

		3,219,892
Internet Software & Services — 5.9%
AOL, Inc. (a)	7,500	349,650
Google, Inc., Class A (a)(b)	1,899	2,128,228
Yahoo!, Inc. (a)	6,700	270,948

		2,748,826
IT Services — 6.2%
DST Systems, Inc. (b)	10,545	956,853

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ETF Exchange-Traded Funds
S&P Standard & Poor’s

2	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2013

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
MasterCard, Inc., Class A	1,816	$1,517,195
Teradata Corp. (a)	8,820	401,222

		2,875,270
Machinery — 4.6%
Dover Corp.	3,760	362,990
Ingersoll-Rand PLC	11,140	686,224
Oshkosh Corp.	2,905	146,354
Parker Hannifin Corp.	3,728	479,570
WABCO Holdings, Inc. (a)	5,190	484,798

		2,159,936
Media — 4.4%
Comcast Corp., Class A	24,790	1,288,212
Twenty-First Century Fox, Inc., Class A (b)	21,634	761,084

		2,049,296
Multiline Retail — 1.3%
Dillard’s, Inc., Class A	2,500	243,025
Macy’s, Inc.	7,000	373,800

		616,825
Oil, Gas & Consumable Fuels — 8.5%
Exxon Mobil Corp. (b)	6,005	607,706
Marathon Petroleum Corp.	11,140	1,021,872
PBF Energy, Inc., Class A	14,396	452,898
Suncor Energy, Inc.	27,325	957,741
Tesoro Corp. (b)	15,390	900,315

		3,940,532
Paper & Forest Products — 2.6%
Domtar Corp.	7,435	701,418
International Paper Co.	10,200	500,106

		1,201,524
Pharmaceuticals — 8.0%
AbbVie, Inc. (b)	10,670	563,483
Eli Lilly & Co. (b)	8,055	410,805
Merck & Co., Inc. (b)	25,930	1,297,796
Pfizer, Inc. (b)	47,200	1,445,736

		3,717,820
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	39,440	697,694
Software — 3.7%
Activision Blizzard, Inc.	8,800	156,904
Microsoft Corp. (b)	8,285	310,108
Oracle Corp.	23,850	912,501
Symantec Corp.	13,740	323,989

		1,703,502
Specialty Retail — 5.1%
Lowe’s Cos., Inc.	25,900	1,283,345
Ross Stores, Inc.	14,670	1,099,223

		2,382,568
Trading Companies & Distributors — 0.5%
MRC Global, Inc. (a)	7,401	238,756

Exchange-Traded Funds — 2.3%	Shares	Value
iShares Core S&P 500 ETF(c)	5,700	$1,058,205
Total Long-Term Investments
(Cost — $43,210,591) — 127.4%		59,222,133

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	1,603,485	1,603,485
Total Short-Term Securities (Cost — $1,603,485) — 3.5%		1,603,485
Total Investments Before Investments Sold Short
(Cost — $44,814,076*) — 130.9%		60,825,618

Investments Sold Short
Automobiles — (0.3)%
Tesla Motors, Inc.	1,030	(154,891)
Beverages — (0.3)%
Beam, Inc.	2,300	(156,538)
Biotechnology — (2.9)%
Ariad Pharmaceuticals, Inc.	33,640	(229,425)
BioMarin Pharmaceutical, Inc.	2,250	(158,107)
Cubist Pharmaceuticals, Inc.	2,380	(163,911)
Medivation, Inc.	2,450	(156,359)
Pharmacyclics, Inc.	1,550	(163,959)
Seattle Genetics, Inc.	3,950	(157,566)
Theravance, Inc.	4,280	(152,582)
Vertex Pharmaceuticals, Inc.	2,240	(166,432)

		(1,348,341)
Building Products — (0.4)%
Armstrong World Industries, Inc.	2,800	(161,308)
Capital Markets — (0.3)%
Artisan Partners Asset Management, Inc., Class A	2,440	(159,064)
Commercial Services & Supplies — (0.7)%
Covanta Holding Corp.	8,770	(155,667)
Iron Mountain, Inc.	5,210	(158,123)

		(313,790)
Communications Equipment — (0.4)%
JDS Uniphase Corp.	12,580	(163,288)
Computers & Peripherals — (0.4)%
Stratasys Ltd.	1,300	(175,110)
Construction Materials — (0.7)%
Eagle Materials, Inc.	2,070	(160,280)
Martin Marietta Materials, Inc.	1,600	(159,904)

		(320,184)
Containers & Packaging — (0.3)%
MeadWestvaco Corp.	4,190	(154,737)
Diversified Telecommunication Services — (0.3)%
TW Telecom, Inc.	5,140	(156,616)

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2013	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Electric Utilities — (1.0)%
Northeast Utilities	3,680	$(155,995)
Pepco Holdings, Inc.	8,130	(155,527)
The Southern Co.	3,740	(153,751)

		(465,273)
Electrical Equipment — (0.4)%
SolarCity Corp.	2,940	(167,051)
Energy Equipment & Services — (0.7)%
Dresser-Rand Group, Inc.	2,650	(158,019)
McDermott International, Inc.	18,730	(171,567)

		(329,586)
Gas Utilities — (0.4)%
ONEOK, Inc.	2,580	(160,424)
Health Care Technology — (0.3)%
Allscripts Healthcare Solutions, Inc.	10,170	(157,228)
Hotels, Restaurants & Leisure — (0.4)%
Norwegian Cruise Line Holdings Ltd.	4,770	(169,192)
Independent Power Producers & Energy Traders — (0.3)%
Calpine Corp.	8,010	(156,275)
Internet & Catalog Retail — (0.4)%
Groupon, Inc.	13,870	(163,250)
Internet Software & Services — (1.0)%
Equinix, Inc.	890	(157,930)
Pandora Media, Inc.	5,770	(153,482)
Rackspace Hosting, Inc.	4,120	(161,216)

		(472,628)
Life Sciences Tools & Services — (0.3)%
Bruker Corp.	8,060	(159,346)
Machinery — (0.7)%
Harsco Corp.	5,690	(159,491)
Navistar International Corp.	3,810	(145,504)

		(304,995)
Media — (1.1)%
DISH Network Corp., Class A	2,800	(162,176)
DreamWorks Animation SKG, Inc., Class A	4,580	(162,590)
Lions Gate Entertainment Corp.	5,330	(168,748)

		(493,514)
Metals & Mining — (1.4)%
Allegheny Technologies, Inc.	4,670	(166,392)
Compass Minerals International, Inc.	2,010	(160,900)
Royal Gold, Inc.	3,310	(152,492)
Tahoe Resources, Inc.	9,180	(152,755)

		(632,539)
Multiline Retail — (0.7)%
JC Penney Co., Inc.	18,460	(168,909)
Sears Holdings Corp.	3,470	(170,169)

		(339,078)
Multi-Utilities — (0.3)%
Sempra Energy	1,750	(157,080)
Oil, Gas & Consumable Fuels — (5.6)%
Cheniere Energy, Inc.	3,740	(161,269)
Cobalt International Energy, Inc.	9,690	(159,400)

Investments Sold Short	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
CONSOL Energy, Inc.	4,090	$(155,584)
Energen Corp.	2,270	(160,603)
EQT Corp.	1,830	(164,297)
Golar LNG Ltd.	4,430	(160,765)
Gulfport Energy Corp.	2,720	(171,768)
Kinder Morgan, Inc.	4,490	(161,640)
Kosmos Energy Ltd.	14,530	(162,445)
Laredo Petroleum Holdings, Inc.	6,030	(166,971)
Newfield Exploration Co.	6,570	(161,819)
Range Resources Corp.	1,900	(160,189)
Southwestern Energy Co.	3,990	(156,927)
Teekay Corp.	3,470	(166,595)
Ultra Petroleum Corp.	7,570	(163,890)
The Williams Cos., Inc.	4,160	(160,451)

		(2,594,613)
Personal Products — (0.3)%
Coty, Inc., Class A	10,090	(153,872)
Real Estate Investment Trusts (REITs) — (2.6)%
Apartment Investment & Management Co., Class A	2,640	(68,402)
AvalonBay Communities, Inc.	570	(67,391)
Boston Properties, Inc.	670	(67,248)
Corporate Office Properties Trust	2,920	(69,175)
Duke Realty Corp.	4,630	(69,635)
Equity Lifestyle Properties, Inc.	1,890	(68,475)
Essex Property Trust, Inc.	460	(66,015)
Federal Realty Investment Trust	670	(67,945)
Healthcare Trust of America, Inc.	6,860	(67,502)
Kilroy Realty Corp.	1,330	(66,739)
Liberty Property Trust	1,980	(67,063)
Plum Creek Timber Co., Inc.	1,490	(69,300)
Rayonier, Inc.	1,610	(67,781)
Regency Centers Corp.	1,470	(68,061)
Senior Housing Properties Trust	3,020	(67,135)
Tanger Factory Outlet Centers	2,130	(68,203)
Taubman Centers, Inc.	1,040	(66,477)
Vornado Realty Trust	760	(67,480)

		(1,220,027)
Real Estate Management & Development — (0.3)%
Forest City Enterprises, Inc., Class A	3,620	(69,142)
The St. Joe Co.	3,710	(71,195)

		(140,337)
Road & Rail — (0.7)%
Genesee & Wyoming, Inc., Class A	1,610	(154,640)
Hertz Global Holdings, Inc.	6,040	(172,865)

		(327,505)
Semiconductors & Semiconductor Equipment — (1.8)%
Advanced Micro Devices, Inc.	41,680	(161,302)
Atmel Corp.	20,840	(163,177)
Cree, Inc.	2,640	(165,185)
ON Semiconductor Corp.	19,910	(164,058)
Silicon Laboratories, Inc.	3,630	(157,215)

		(810,937)
Software — (2.1)%
Concur Technologies, Inc.	1,620	(167,152)

4	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2013

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Software (concluded)
NetSuite, Inc.	1,640	$(168,953)
Nuance Communications, Inc.	10,280	(156,256)
Salesforce.com, Inc.	2,920	(161,155)
ServiceNow, Inc.	3,000	(168,030)
Zynga, Inc., Class A	37,370	(142,006)

		(963,552)
Specialty Retail — (0.3)%
Ulta Salon Cosmetics & Fragrance, Inc.	1,630	(157,328)
Textiles, Apparel & Luxury Goods — (0.3)%
PVH Corp.	1,170	(159,143)

Investments Sold Short	Shares	Value
Wireless Telecommunication Services — (0.4)%
Sprint Corp.	17,050	$(183,288)
Total Investments Sold Short (Proceeds — $13,221,328) — (30.8)%		(14,301,928)
Total Investments — 100.1%		46,523,690
Liabilities in Excess of Other Assets — (0.1)%		(35,637)

Net Assets — 100.0%		$46,488,053

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$44,997,819

Gross unrealized appreciation	$16,194,537
Gross unrealized depreciation	(366,738)

Net unrealized appreciation	$15,827,799

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Shares Purchased		Shares Sold	Shares Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,090,497	512,988	[1]	—	1,603,485	$1,603,485	$970	—
iShares Core S&P 500 ETF	1,600	4,900		800	5,700	$1,058,205	$767	$1,870

[1]	Represents net shares purchased.

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2013	5

Schedule of Investments (concluded)

the Fund’s policy regarding valuation of investments, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$59,222,133	—	—	$59,222,133
Short-Term Securities	1,603,485	—	—	1,603,485
Liabilities:
Investments:
Investments Sold Short[1]	(14,301,928)	—	—	(14,301,928)
Total	$46,523,690	—	—	$46,523,690

[1] See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended December 31, 2013.

6	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,128,090,039
Total Investments (Cost — $830,421,077) — 100.1%	1,128,090,039
Liabilities in Excess of Other Assets — (0.1)%	(748,424)

Net Assets — 100.0%	$1,127,341,615

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,128,090,039 and 96.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	7

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$918,523,184
Total Investments (Cost — $639,988,285) — 100.1%	918,523,184
Liabilities in Excess of Other Assets — (0.1)%	(961,627)

Net Assets — 100.0%	$917,561,557

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $918,523,184 and 85.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,455,847
Total Investments (Cost — $900,192) — 99.7%	1,455,847
Other Assets in Excess of Liabilities — 0.3%	4,752

Net Assets — 100.0%	$1,460,599

Notes to Schedule of Investments

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,455,847 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	9

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$909,898
Total Investments (Cost — $131,723) — 97.2%	909,898
Other Assets in Excess of Liabilities — 2.8%	25,958

Net Assets — 100.0%	$935,856

Notes to Schedule of Investments

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $909,898 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$156,848,699
Total Investments (Cost — $133,495,047) — 100.0%	156,848,699
Liabilities in Excess of Other Assets — 0.0%	(29,290)

Net Assets — 100.0%	$156,819,409

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $156,848,699 and 14.6%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	11

Schedule of Investments December 31, 2013 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
The Boeing Co.	215,100	$29,358,999
Rockwell Collins, Inc.	91,900	6,793,248

		36,152,247
Airlines — 1.9%
United Continental Holdings, Inc. (a)	1,199,968	45,394,789
Auto Components — 2.1%
BorgWarner, Inc.	263,300	14,721,103
TRW Automotive Holdings Corp. (a)	479,539	35,672,906

		50,394,009
Biotechnology — 2.7%
Amgen, Inc.	203,600	23,242,976
Biogen Idec, Inc. (a)	54,700	15,302,325
Celgene Corp. (a)	102,800	17,369,088
Gilead Sciences, Inc. (a)	100,600	7,560,090

		63,474,479
Capital Markets — 1.4%
The Goldman Sachs Group, Inc.	194,151	34,415,206
Chemicals — 0.9%
Cabot Corp.	167,774	8,623,584
The Dow Chemical Co.	285,500	12,676,200

		21,299,784
Commercial Banks — 3.9%
SunTrust Banks, Inc.	799,600	29,433,276
U.S. Bancorp	1,547,975	62,538,190

		91,971,466
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	378,600	15,537,744
Communications Equipment — 2.1%
Brocade Communications Systems, Inc. (a)	1,052,900	9,339,223
Cisco Systems, Inc.	1,767,900	39,689,355

		49,028,578
Computers & Peripherals — 5.0%
Apple, Inc.	80,050	44,916,855
EMC Corp.	1,497,200	37,654,580
NetApp, Inc.	379,472	15,611,478
Western Digital Corp.	247,590	20,772,801

		118,955,714
Construction & Engineering — 0.5%
KBR, Inc.	378,100	12,057,609
Consumer Finance — 2.4%
Discover Financial Services	1,001,500	56,033,925
Containers & Packaging — 1.1%
Packaging Corp. of America	398,913	25,243,215
Diversified Financial Services — 8.3%
Bank of America Corp.	4,007,806	62,401,539
Citigroup, Inc.	1,171,918	61,068,647
JPMorgan Chase & Co.	1,278,724	74,779,780

		198,249,966
Electronic Equipment, Instruments & Components — 1.2%
Avnet, Inc.	342,200	15,094,442
TE Connectivity Ltd.	244,000	13,446,840

		28,541,282
Energy Equipment & Services — 3.5%
Halliburton Co.	466,300	23,664,725

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Oceaneering International, Inc.	209,900	$16,556,912
Schlumberger Ltd.	478,200	43,090,602

		83,312,239
Food & Staples Retailing — 3.1%
CVS Caremark Corp.	962,325	68,873,600
Wal-Mart Stores, Inc.	57,450	4,520,741

		73,394,341
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	520,300	19,943,099
Medtronic, Inc.	533,400	30,611,826

		50,554,925
Health Care Providers & Services — 5.1%
Aetna, Inc.	432,800	29,685,752
Envision Healthcare Holdings, Inc. (a)	52,000	1,847,040
McKesson Corp.	276,125	44,566,575
UnitedHealth Group, Inc.	291,000	21,912,300
Universal Health Services, Inc., Class B	290,150	23,577,589

		121,589,256
Industrial Conglomerates — 3.6%
3M Co.	533,875	74,875,969
General Electric Co.	394,750	11,064,843

		85,940,812
Insurance — 4.9%
Allied World Assurance Co. Holdings AG	70,800	7,986,948
American Financial Group, Inc.	100,000	5,772,000
American International Group, Inc.	1,141,100	58,253,155
Genworth Financial, Inc., Class A (a)	670,200	10,408,206
The Travelers Cos., Inc.	373,800	33,843,852

		116,264,161
Internet Software & Services — 4.6%
AOL, Inc. (a)	265,400	12,372,948
Google, Inc., Class A (a)	77,515	86,871,836
Yahoo!, Inc. (a)	275,000	11,121,000

		110,365,784
IT Services — 3.1%
MasterCard, Inc., Class A	72,550	60,612,623
Teradata Corp. (a)(b)	285,400	12,982,846

		73,595,469
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	578,800	33,101,572
Machinery — 2.6%
Ingersoll-Rand PLC	393,500	24,239,600
Oshkosh Corp.	118,000	5,944,840
Parker Hannifin Corp.	149,086	19,178,423
WABCO Holdings, Inc. (a)	142,200	13,282,902

		62,645,765
Media — 4.1%
Comcast Corp., Class A	1,266,800	65,829,262
Twenty-First Century Fox, Inc., Class A	884,976	31,133,456

		96,962,718
Multiline Retail — 1.1%
Dillard’s, Inc., Class A	119,165	11,584,030
Macy’s, Inc.	265,600	14,183,040

		25,767,070

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	128,555	$16,057,805
Exxon Mobil Corp.	228,500	23,124,200
Marathon Petroleum Corp.	449,088	41,194,842
PBF Energy, Inc., Class A	471,238	14,825,147
Suncor Energy, Inc.	1,228,440	43,056,822
Tesoro Corp.	226,993	13,279,091

		151,537,907
Paper & Forest Products — 1.6%
Domtar Corp.	228,100	21,518,954
International Paper Co.	326,800	16,023,004

		37,541,958
Pharmaceuticals — 7.1%
AbbVie, Inc.	499,700	26,389,157
Eli Lilly & Co.	338,575	17,267,325
Johnson & Johnson	116,525	10,672,525
Merck & Co., Inc.	1,060,700	53,088,035
Pfizer, Inc.	1,969,075	60,312,767

		167,729,809
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	1,512,180	26,750,464
Software — 3.2%
Activision Blizzard, Inc.	389,200	6,939,436
Microsoft Corp.	362,450	13,566,503
Oracle Corp.	1,173,200	44,886,632
Symantec Corp.	457,500	10,787,850

		76,180,421

Common Stocks	Shares	Value
Specialty Retail — 4.3%
Lowe’s Cos., Inc.	1,190,900	$59,009,095
Ross Stores, Inc.	586,400	43,938,952

		102,948,047
Trading Companies & Distributors — 0.2%
MRC Global, Inc. (a)	186,300	6,010,038
Total Long-Term Investments (Cost — $1,639,759,583) — 98.8%		2,348,942,769

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	28,361,169	28,361,169

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$6,606	6,606,300
Total Short-Term Securities (Cost — $34,967,469) — 1.5%		34,967,469
Total Investments (Cost — $1,674,727,052*) — 100.3%		2,383,910,238
Liabilities in Excess of Other Assets — (0.3)%		(6,837,948)

Net Assets — 100.0%		$2,377,072,290

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,677,566,182

Gross unrealized appreciation	$721,555,475
Gross unrealized depreciation	(15,211,419)

Net unrealized appreciation	$706,344,056

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,573,194	(19,212,025)	28,361,169	$774
BlackRock Liquidity Series, LLC, Money Market Series	$18,691,623	$(12,085,323)	$6,606,300	$2,919

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	13

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report .

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,348,942,769	—	—	$2,348,942,769
Short-Term Securities	28,361,169	$6,606,300	—	34,967,469
Total	$2,377,303,938	$6,606,300	—	$2,383,910,238

[1] See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$203,478	—	—	$203,478
Liabilities:
Collateral on securities loaned at value	—	$(6,606,300)	—	(6,606,300)
Total	$203,478	$(6,606,300)	—	$(6,402,822)

There were no transfers between levels during the period ended December 31, 2013.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
The Boeing Co.	170,175	$23,227,186
Rockwell Collins, Inc.	88,100	6,512,352

		29,739,538
Airlines — 1.9%
United Continental Holdings, Inc. (a)	594,902	22,505,143
Auto Components — 1.0%
BorgWarner, Inc.	200,600	11,215,546
Beverages — 1.4%
The Coca-Cola Co.	390,600	16,135,686
Biotechnology — 4.7%
Amgen, Inc.	158,900	18,140,024
Biogen Idec, Inc. (a)	43,300	12,113,175
Celgene Corp. (a)	80,300	13,567,488
Gilead Sciences, Inc. (a)	154,400	11,603,160

		55,423,847
Chemicals — 2.8%
CF Industries Holdings, Inc.	27,450	6,396,948
The Dow Chemical Co.	110,000	4,884,000
PPG Industries, Inc.	113,975	21,616,499

		32,897,447
Commercial Banks — 2.0%
U.S. Bancorp	588,500	23,775,400
Communications Equipment — 0.5%
QUALCOMM, Inc.	81,200	6,029,100
Computers & Peripherals — 6.1%
Apple Inc.	70,075	39,319,783
EMC Corp.	862,800	21,699,420
NetApp, Inc.	250,304	10,297,507

		71,316,710
Construction & Engineering — 0.5%
KBR, Inc.	173,250	5,524,942
Consumer Finance — 2.1%
Discover Financial Services	432,125	24,177,394
Containers & Packaging — 1.8%
Packaging Corp. of America	342,910	21,699,345
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	126,300	6,960,393
Energy Equipment & Services — 4.7%
Halliburton Co.	252,500	12,814,375
Oceaneering International, Inc.	179,950	14,194,456
Schlumberger Ltd.	308,700	27,816,957

		54,825,788
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	383,300	27,432,781
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	478,350	18,335,155
Health Care Providers & Services — 4.8%
Aetna, Inc.	197,500	13,546,525
Envision Healthcare Holdings, Inc. (a)	23,900	848,928
McKesson Corp.	183,050	29,544,270
Universal Health Services, Inc., Class B	146,866	11,934,331

		55,874,054
Industrial Conglomerates — 3.1%
3M Co.	256,375	35,956,594
Insurance — 1.3%
The Travelers Cos., Inc.	166,250	15,052,275

Common Stocks	Shares	Value
Internet Software & Services — 5.4%
Google, Inc., Class A (a)	53,695	$60,176,523
Yahoo!, Inc. (a)	82,500	3,336,300

		63,512,823
IT Services — 8.6%
Alliance Data Systems Corp. (a)(b)	96,625	25,405,611
Cognizant Technology Solutions Corp., Class A (a)	67,700	6,836,346
DST Systems, Inc.	137,550	12,481,287
International Business Machines Corp.	31,800	5,964,726
MasterCard, Inc., Class A	42,820	35,774,397
Teradata Corp. (a)	151,600	6,896,284
Visa, Inc., Class A	35,800	7,971,944

		101,330,595
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	342,050	19,561,839
Machinery — 4.2%
Cummins, Inc.	87,100	12,278,487
Ingersoll-Rand PLC	233,600	14,389,760
Parker Hannifin Corp.	100,277	12,899,633
WABCO Holdings, Inc. (a)	99,300	9,275,613

		48,843,493
Media — 5.8%
Comcast Corp., Class A	655,200	34,047,468
Twenty-First Century Fox, Inc., Class A	545,322	19,184,428
The Walt Disney Co.	202,700	15,486,280

		68,718,176
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp. (a)	19,400	1,230,736
Marathon Petroleum Corp.	110,100	10,099,473
PBF Energy, Inc., Class A	247,356	7,781,820
Suncor Energy, Inc.	592,165	20,755,383

		39,867,412
Paper & Forest Products — 0.7%
International Paper Co.	168,825	8,277,490
Pharmaceuticals — 4.1%
AbbVie, Inc.	357,950	18,903,339
Actavis PLC (a)	51,764	8,696,352
Eli Lilly & Co.	162,650	8,295,150
Merck & Co., Inc.	250,000	12,512,500

		48,407,341
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc.	385,800	6,824,802
Software — 6.9%
Microsoft Corp.	1,104,350	41,335,821
Oracle Corp.	832,000	31,832,320
Symantec Corp.	354,700	8,363,826

		81,531,967
Specialty Retail — 7.0%
The Home Depot, Inc.	50,300	4,141,702
Lowe’s Cos., Inc.	595,000	29,482,250
Ross Stores, Inc.	308,500	23,115,905
TJX Cos., Inc.	405,105	25,817,342

		82,557,199
Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	110,000	6,857,400
Tobacco — 1.1%
Philip Morris International, Inc.	151,400	13,191,482

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	15

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.4%
MRC Global, Inc. (a)	135,196	$4,361,423
Total Long-Term Investments
(Cost — $801,229,229) — 96.2%		1,128,720,580

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	44,987,683	44,987,683

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$25,397	$25,396,609
Total Short-Term Securities
(Cost — $70,384,292) — 6.0%		70,384,292
Total Investments (Cost — $871,613,521*) — 102.2%		1,199,104,872
Liabilities in Excess of Other Assets — (2.2)%		(25,384,904)

Net Assets — 100.0%		$1,173,719,968

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$872,536,406

Gross unrealized appreciation	$331,809,278
Gross unrealized depreciation	(5,240,812)

Net unrealized appreciation	$326,568,466

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,806,801	32,180,882	44,987,683	$26,508
BlackRock Liquidity Series, LLC, Money Market Series	$13,291,349	$12,105,260	$25,396,609	$8,420

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
342	S&P 500 E-Mini Futures	Chicago Mercantile	March 2014	$31,481,100	$1,196,529

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,128,720,580	—	—	$1,128,720,580
Short-Term Securities.	44,987,683	$25,396,609	—	70,384,292
Total	$1,173,708,263	$25,396,609	—	$1,199,104,872

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,196,529	—	—	$1,196,529

[2]    Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$98,741	—	—	$98,741
Liabilities:
Collateral on securities loaned at value	—	$(25,396,609)	—	(25,396,609)
Total	$98,741	$(25,396,609)	—	$(25,297,868)

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	17

Schedule of Investments December 31, 2013 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
The Boeing Co.	70,500	$9,622,545
Raytheon Co.	126,550	11,478,085
Rockwell Collins, Inc.	35,500	2,624,160

		23,724,790
Airlines — 1.7%
United Continental Holdings, Inc. (a)	490,492	18,555,312
Auto Components — 1.6%
TRW Automotive Holdings Corp. (a)	229,222	17,051,825
Capital Markets — 2.0%
The Goldman Sachs Group, Inc.	120,808	21,414,426
Chemicals — 1.1%
Cabot Corp.	79,244	4,073,142
The Dow Chemical Co.	176,100	7,818,840

		11,891,982
Commercial Banks — 5.0%
Regions Financial Corp.	575,659	5,693,268
SunTrust Banks, Inc.	413,400	15,217,254
U.S. Bancorp	727,175	29,377,870
Wells Fargo & Co.	84,625	3,841,975

		54,130,367
Commercial Services & Supplies — 1.0%
Tyco International Ltd.	256,025	10,507,266
Communications Equipment — 2.7%
Brocade Communications Systems, Inc. (a)	503,600	4,466,932
Cisco Systems, Inc.	1,101,700	24,733,165

		29,200,097
Computers & Peripherals — 2.7%
Apple Inc.	10,100	5,667,211
EMC Corp.	494,000	12,424,100
Western Digital Corp.	124,290	10,427,931

		28,519,242
Construction & Engineering — 0.5%
KBR, Inc.	179,620	5,728,082
Consumer Finance — 2.3%
Discover Financial Services	431,680	24,152,496
Containers & Packaging — 0.4%
Packaging Corp. of America	63,100	3,992,968
Diversified Financial Services — 11.8%
Bank of America Corp.	2,443,358	38,043,084
Berkshire Hathaway, Inc., Class B (a)	46,700	5,536,752
Citigroup, Inc.	701,826	36,572,153
JPMorgan Chase & Co.	799,465	46,752,713

		126,904,702
Diversified Telecommunication Services — 0.4%
AT&T Inc.	118,550	4,168,218
Electronic Equipment, Instruments & Components — 1.3%
Avnet, Inc.	185,400	8,177,994
TE Connectivity Ltd.	99,800	5,499,978

		13,677,972
Energy Equipment & Services — 0.7%
Halliburton Co.	153,800	7,805,350
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	443,300	31,726,981

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	322,200	$12,349,926
Medtronic, Inc.	298,300	17,119,437

		29,469,363
Health Care Providers & Services — 3.6%
Aetna, Inc.	193,100	13,244,729
UnitedHealth Group, Inc.	190,600	14,352,180
Universal Health Services, Inc., Class B	131,448	10,681,464

		38,278,373
Household Products — 0.6%
The Procter & Gamble Co.	78,400	6,382,544
Industrial Conglomerates — 3.7%
3M Co.	168,075	23,572,519
General Electric Co.	565,675	15,855,870

		39,428,389
Insurance — 8.7%
Allied World Assurance Co. Holdings AG	63,700	7,185,997
American Financial Group, Inc.	137,325	7,926,399
American International Group, Inc.	577,100	29,460,955
The Chubb Corp.	208,915	20,187,456
Genworth Financial, Inc., Class A (a)	331,800	5,152,854
HCC Insurance Holdings, Inc.	71,900	3,317,466
The Travelers Cos., Inc.	229,640	20,791,606

		94,022,733
Internet Software & Services — 1.2%
AOL, Inc. (a)	127,600	5,948,712
Yahoo!, Inc. (a)	171,500	6,935,460

		12,884,172
IT Services — 0.7%
DST Systems, Inc.	80,300	7,286,422
Machinery — 2.8%
Ingersoll-Rand PLC	282,990	17,432,184
Oshkosh Corp.	63,525	3,200,389
Parker Hannifin Corp.	76,912	9,893,960

		30,526,533
Media — 3.6%
Comcast Corp., Class A	517,700	26,902,281
Twenty-First Century Fox, Inc., Class A	342,205	12,038,772

		38,941,053
Multiline Retail — 1.2%
Dillard’s, Inc., Class A	56,400	5,482,644
Macy’s, Inc.	136,800	7,305,120

		12,787,764
Oil, Gas & Consumable Fuels — 10.9%
Antero Resources Corp. (a)	9,570	607,121
Chevron Corp.	173,185	21,632,538
Exxon Mobil Corp.	394,525	39,925,930
Marathon Petroleum Corp.	224,440	20,587,881
PBF Energy, Inc., Class A	226,734	7,133,052
Suncor Energy, Inc.	599,390	21,008,619
Tesoro Corp.	114,627	6,705,679

		117,600,820
Paper & Forest Products — 2.3%
Domtar Corp.	142,300	13,424,582

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products (concluded)
International Paper Co.	233,230	$11,435,267

		24,859,849
Pharmaceuticals — 8.9%
AbbVie, Inc.	145,900	7,704,979
Eli Lilly & Co.	194,275	9,908,025
Johnson & Johnson	72,700	6,658,593
Merck & Co., Inc.	643,790	32,221,689
Pfizer, Inc.	1,267,325	38,818,165

		95,311,451
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.	752,540	13,312,433
Software — 1.8%
Activision Blizzard, Inc.	194,900	3,475,067
Oracle Corp.	297,640	11,387,706
Symantec Corp.	188,100	4,435,398

		19,298,171
Specialty Retail — 2.0%
Lowe’s Cos., Inc.	443,000	21,950,650
Total Long-Term Investments (Cost — $734,403,705) — 96.3%		1,035,492,796

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	39,431,050	$39,431,050
Total Short-Term Securities (Cost — $39,431,050) — 3.7%		39,431,050
Total Investments (Cost — $773,834,755*) — 100.0%		1,074,923,846
Other Assets Less Liabilities — 0.0%		483,269

Net Assets — 100.0%		$1,075,407,115

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$796,465,873

Gross unrealized appreciation	$283,514,192
Gross unrealized depreciation	(5,056,219)

Net unrealized appreciation	$278,457,973

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,755,119	31,675,931	39,431,050	$4,416
BlackRock Liquidity Series, LLC, Money Market Series	$5,175,835	$(5,175,835)	—	$688

(c)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
238	S&P 500 E-Mini Futures	Chicago Mercantile	March 2014	$21,907,900	$832,672

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013	19

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,035,492,796	—	—	$1,035,492,796
Short-Term Securities	39,431,050	—	—	39,431,050
Total	$1,074,923,846	—	—	$1,074,923,846

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$832,672	—	—	$832,672

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Portfolio’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $100,745 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 24, 2014